Long-Term Debt (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.875% Notes, Due 2011 [Member]	Dec. 31, 2010 6.875% Notes, Due 2011 [Member]	Dec. 31, 2011 6.6% Senior Notes, Due 2018 [Member]	Dec. 31, 2010 6.6% Senior Notes, Due 2018 [Member]	Jan. 23, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2011 6.25% Senior Notes, Due 2037 [Member]	Dec. 31, 2010 6.25% Senior Notes, Due 2037 [Member]	Mar. 31, 2011 Term Loan Due 2012 [Member]	Apr. 30, 2011 AR Credit Facility [Member]	Dec. 31, 2011 AR Credit Facility [Member]	Mar. 31, 2011 AR Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Mar. 31, 2011 Term Loan Facility [Member]	Dec. 31, 2011 Including Acquisition Bridge Debt [Member]	Dec. 31, 2011 Excluding Acquisition Bridge Debt [Member]	Dec. 31, 2011 Maximum [Member] Unrestricted Cash Reduction [Member]	Dec. 31, 2011 Minimum [Member] Unrestricted Cash Reduction [Member]
Debt Instrument [Line Items]
Credit facility commitment			$ 10,000,000													$ 100,000,000		$ 350,000,000		$ 250,000,000
Floating rate senior note repaid				217,590,000	242,140,000
Outstanding borrowing under credit facility			1,963,000												100,000,000
Line of credit facility, interest rate description		one-month LIBOR plus 1.35%
Additional borrowings under AR credit facility														100,000,000
Senior notes debt outstanding repurchased after year end										20,000,000
Percent of par value paid to repurchase senior notes										$ 90.75
Revolving credit facility borrowings to finance repurchase of senior notes after year end										18,200,000
Annual principal payment of debt		5,000,000
Repayment of debt	111,750,000
Debt instrument interest rate			The base rate is defined as the highest of (i) JPMorgan Chase Bank N.A.'s prime lending rate, (ii) the federal funds rate plus 0.5% and (iii) one-month LIBOR plus 1%.
Debt instrument maturity period						2011	Due 2011	April 15, 2018	April 15, 2018	2037	May 1, 2037	May 1, 2037	2012		April 20, 2012		March 31, 2015
Interest rate on notes					6.875%	6.875%	6.875%	6.60%	6.60%	6.25%	6.25%	6.25%
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs			101.00%
Debt covenant			The Corporation's Credit Agreement and AR Credit Facility, as amended, require the Corporation's ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the "Ratio") to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation maintains specified ratings on its long-term unsecured debt and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the AR Credit Facility, consolidated debt, including debt guaranteed by the Corporation, may be reduced by the Corporation's unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation																		3.50x	3.75x
Reduction of consolidated debt in the debt ratio calculation																								50,000,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation																							200,000,000
Outstanding letters of credit			14,796,000																1,963,000
Additional interest expense			963,000	898,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements								$ 1,000,000